Warrant Liability - Schedule of Changes in Warrant Liability (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Current portion of warrant liability	$ 1	$ 6
Long-term portion of warrant liability	2,109	2,249
Warrant Liability [Member]
Statement Line Items [Line Items]
Balance - beginning of period	2,255	3,634
Issuance of warrants	2,325	3,457
Warrants exercised during the year		(318)
Change in fair value of warrant liability	(2,470)	(4,518)
Balance - end of period	2,110	2,255
Current portion of warrant liability	1	6
Long-term portion of warrant liability	$ 2,109	$ 2,249